STOCK OPTION PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
Schedule of RSU activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested – January 1, 2012	-	$-
RSUs granted	1,000,000	0.65
RSUs vested	-	-
RSUs cancelled	-	-
Unvested - September 30, 2012	1,000,000	$0.65

Plan activity

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding - December 31, 2011	150,152	$9.68
Options granted	5,060,616	0.73
Options exercised	-
Options cancelled	(718,750)	0.67
Options outstanding - September 30, 2012	4,492,018	$1.04	5.01	$5,072,416
Options exercisable - September 30, 2012	1,847,652	$1.45	5.59	$2,038,108
Options vested and expected to vest - September 30, 2012	4,227,582	$1.06	5.04	$4,768,985

A summary of the Plan for the year ended December 31, 2011 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2011	313,277	$10.96
Granted	37,500	0.80
Exercised	-	-
Cancelled/Forfeited	(200,625)	10.08
Outstanding - December 31, 2011	150,152	$9.68	3.28	$6,000
Exercisable - December 31, 2011	146,152	$9.76	3.18	$6,000
Vested and expected to vest - December 31, 2011	149,752	$9.68	3.27	$6,000

Fair value per share
Nine Months Ended September 30, 2012
Weighted-average fair value of options granted	$0.65
Expected terms (in years)	2.5-5.5
Expected volatility	219-360%
Risk-free interest rate	0.31-1.03%
Dividend yield
Nine Months Ended September 30, 2012
Weighted-average fair value of options granted	$1.46
Expected terms (in years)	4.50-5.00
Expected volatility	306% - 361%
Risk-free interest rate	0.62%-1.03%
Dividend yield	-
-

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the employees and directors during the years ended December 31, 2011 and 2010

	2011	2010
Weighted-average fair value of options granted	$0.32	$4.48
Expected terms (in years)	3.0	6.0
Expected volatility	85%	75%
Risk-free interest rate	0.46%	2.02%
Dividend yield	-	-

No options were issued to consultants during the year ended December 31, 2011.

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the consultants during the year ended December 31, 2010:

2010
Weighted-average fair value of options granted	$5.28
Expected terms (in years)	5.0
Expected volatility	75%
Risk-free interest rate	1.63%
Dividend yield